Segmented Information and Other Additional Disclosures - Schedule of revenues allocated by segment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Operating Segments Abstract
Vehicle Sales	$ 10,438,713	$ 5,781,853	$ 3,431,211
Revenue from operating and finance leases	2,920,719	264,699	0
Accretion on promissory note	39,019	36,009	4,779
Rental income	0	0	80,166
Service revenue	33,577	0	0
Finance income	68,375	0	0
Total	$ 13,500,403	$ 6,082,561	$ 3,516,156